DESCRIPTION OF BUSINESS, ORGANIZATION AND SIGNIFICANT CONCENTRATIONS AND RISKS - VIE Financial Statements (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Prepaid expenses and other current assets	¥ 3,270,988	$ 1,139,712		¥ 3,270,988		¥ 7,836,092
Total current assets	366,816,403	31,037,001		366,816,403		213,394,902
Long-term investment	70,021,700	9,656,156		70,021,700		66,390,898
Property and equipment, net	42,302,632	5,444,075		42,302,632		37,430,741
Total assets	568,441,507	48,743,913		568,441,507		335,138,771
Accrued expenses and other payables	28,018,521	2,634,272		28,018,521		18,111,939
Total current liabilities	141,765,930	2,871,924		141,765,930		19,745,915
Total liabilities	167,064,497	2,871,924		167,064,497		19,745,915
Net revenues	5,185,822	194,690	¥ 1,338,592	7,389,371	¥ 8,831,390
Net income (loss)	27,837,080	123,714,858	850,601,505	¥ (26,076,225)	(9,969,407)
Net cash used in operating activities	95,605,639	(45,469,610)	(312,626,305)		61,544,726
Net cash used in investing activities	(20,604,329)	174,785,211	1,201,735,714		(93,951,601)
Net cash received from financing activities	(70,148,709)	(138,156,351)	(949,893,989)		37,249,603
Effect of foreign exchange rate changes on cash	(1,210,072)	(686,499)	(4,720,020)		(62,052)
Net increase (decrease) in cash	¥ 3,642,529	$ (9,527,249)	(65,504,600)		¥ 4,780,676
ATA Intelligent Learning
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Cash						25,369,355
Prepaid expenses and other current assets						32,860
Total current assets						25,402,215
Long-term investment						5,919,198
Property and equipment, net						8,382
Total assets						31,329,795
Accrued expenses and other payables						455,577
Amounts due to related party						28,000,000
Total current liabilities						28,455,577
Total liabilities						28,455,577
Net income (loss)			(7,125,782)
Net cash used in operating activities			(172,145)
Net cash used in investing activities			(12,458,500)
Net cash received from financing activities			38,000,000
Registered capital						10,000,000
Assets pledged or collateralized						¥ 0
ATA Intelligent Learning | Eliminations | Subsidiaries
Financial statement amounts and balances of VIE included in the accompanying consolidated financial statements
Net cash used in investing activities			12,450,000
Net cash received from financing activities			¥ 38,000,000